June 3, 2026

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capitol Series Trust (the “Trust”)
File Nos. 333-191495; 811-22895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 182 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to The Nightview Fund; (ii) the text of Post-Effective Amendment No. 182 to the Trust’s Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on May 29, 2026, effective June 1, 2026, with regard to The Nightview Fund; (iii) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Fairlead Tactical Sector ETF; and (iv) the text of Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on May 29, 2026, effective June 1, 2026, with regard to the Fairlead Tactical Sector ETF.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 587-3447

Very truly yours,

/s/ Tiffany R. Franklin

Secretary of the Trust